Stock Option Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Oct. 07, 2013	Jan. 14, 2013	Apr. 25, 2011	Jun. 03, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options granted under 2005 Plan (in years)	7 years 3 months 25 days
Fair value of options vested under 2005 Plan	$ 4,373,033	$ 3,828,561
Total unrecognized estimated compensation cost related to stock options	$ 3,588,276
Total unrecognized estimated compensation cost related to stock options, recognition period	2 years 10 months 24 days
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of stock options granted under 2005 Plan (in years)	10 years
Stock Options, Warrants Restricted Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Available For Grant	4,087,657
2005 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance under 2005 Plan				945,276	875,000	373,831
2005 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance under 2005 Plan			11,155,295
2005 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance under 2005 Plan			945,276